Statements Of Beneficiaries' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Beneficiaries' Equity [Abstract]
Distributions declared per share	$ 15.00	$ 12.25	$ 8